UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     August 11, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $260,666 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED NEUROMODULATION SYS   COM              00757T101      492    15000 SH       SOLE                        0    15000        0
AEROPOSTALE                    COM              007865108      269    10000 SH       SOLE                        0    10000        0
AMGEN INC                      COM              031162100     5960   109173 SH       SOLE                        0   109173        0
BED BATH & BEYOND INC          COM              075896100    16076   418092 SH       SOLE                        0   418092        0
BROADCOM CORP                  CL A             111320107    10974   235502 SH       SOLE                        0   235502        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     2458   411066 SH       SOLE                        0   411066        0
C D W CORP                     COM              12512N105    15028   235700 SH       SOLE                        0   235700        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    15180   562422 SH       SOLE                        0   562422        0
CHEESECAKE FACTORY INC         COM              163072101     1236    31060 SH       SOLE                        0    31060        0
CHICOS FAS INC                 COM              168615102     9691   214595 SH       SOLE                        0   214595        0
CISCO SYS INC                  COM              17275R102    15681   661640 SH       SOLE                        0   661640        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      508    20000 SH       SOLE                        0    20000        0
EBAY INC                       COM              278642103     7063    76812 SH       SOLE                        0    76812        0
EON LABS INC                   COM              29412E100    14220   347424 SH       SOLE                        0   347424        0
FASTENAL CO                    COM              311900104     1058    18613 SH       SOLE                        0    18613        0
GILEAD SCIENCES INC            COM              375558103     6359    94906 SH       SOLE                        0    94906        0
HPL TECHNOLOGIES INC           COMMON           40426C105       66    92480 SH       SOLE                        0    92480        0
JDS UNIPHASE CORP              COM              46612J101      114    30106 SH       SOLE                        0    30106        0
KOHLS CORP                     COM              500255104    11214   265222 SH       SOLE                        0   265222        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     2717   142308 SH       SOLE                        0   142308        0
MEDTRONIC INC                  COM              585055106     7404   151974 SH       SOLE                        0   151974        0
MICROSOFT CORP                 COM              594918104     2286    80056 SH       SOLE                        0    80056        0
NETWORK APPLIANCE INC          COM              64120L104    12426   577130 SH       SOLE                        0   577130        0
ORACLE CORP                    COM              68389X105     7627   639344 SH       SOLE                        0   639344        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     9356   227369 SH       SOLE                        0   227369        0
PAYCHEX INC                    COM              704326107     6799   200689 SH       SOLE                        0   200689        0
POWER-ONE INC                  COM              739308104     5102   464704 SH       SOLE                        0   464704        0
QUALCOMM INC                   COM              747525103    14430   197730 SH       SOLE                        0   197730        0
SKILLSOFT PLC                  SPONSORED ADR    830928107     3097   407465 SH       SOLE                        0   407465        0
STAPLES INC                    COM              855030102    11527   391926 SH       SOLE                        0   391926        0
STARBUCKS CORP                 COM              855244109    16127   370816 SH       SOLE                        0   370816        0
SYNOPSYS INC                   COM              871607107    10779   379153 SH       SOLE                        0   379153        0
TWEETER HOME ENTMT GROUP INC   COM              901167106     1601   296499 SH       SOLE                        0   296499        0
UTSTARCOM INC                  COM              918076100      670    22150 SH       SOLE                        0    22150        0
VERISIGN INC                   COM              92343E102     7477   375712 SH       SOLE                        0   375712        0
WATSON PHARMACEUTICALS INC     COM              942683103     6172   229445 SH       SOLE                        0   229445        0
ZORAN CORP                     COM              98975F101     1422    77479 SH       SOLE                        0    77479        0